Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
CURRENT ASSETS:
Cash	$ 24,894	$ 22,419	$ 6,244
Accounts receivable	0	3,809	7,183
Prepayments and other current assets	605	1,189	1,169
Total Current Assets	25,499	27,417	14,596
GOODWILL	30,000	30,000	30,000
SECURITY DEPOSITS	1,706	1,706	1,706
Total Assets	57,205	59,123	46,302
CURRENT LIABILITIES:
Accounts payable	1,686	1,686	4,002
Payroll liabilities	584	677	7,155
Sales tax payable	498	503	565
Total Current Liabilities	2,768	2,866	11,722
STOCKHOLDERS' EQUITY
S corp. stockholder's capital	0	0	16,855
Preferred stock at $0.0001 par value: 5,000,000 shares authorized; none issued or outstanding	0	0	0
Common stock at $0.0001 par value: 100,000,000 shares authorized; 10,530,000, 10,530,000 and 10,000,000 shares issued and outstanding, respectively	1,053	1,053	1,000
Additional paid-in capital	68,240	68,240	(1,000)
Retained earnings (deficit)	(14,856)	(13,036)	17,725
Total Stockholders' Equity	54,437	56,257	34,580
Total Liabilities and Stockholders' Equity	$ 57,205	$ 59,123	$ 46,302